THURSTON, SPRINGER, MILLER, HERD & TITAK, INC.
D/B/A THURSTON SPRINGER FINANCIAL
CONSOLIDATED FINANCIAL STATEMENTS AND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PURSUANT TO RULE 17a-5
JUNE 30, 2024





This report is deemed CONFIDENTIAL in accordance with Rule 17a-5(e)(3) under* the Securities Exchange Act of 1934. A Statement of Financial Condition has* been separately filed with the Securities and Exchange Commission* simultaneously herewith as a PUBLIC DOCUMENT.


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

ANNUAL REPORTS
FORM X-17A-5
PART III
FACING PAGE
Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under* the Securities Exchange Act of 1934

FILING FOR THE PERIOD BEGINNING 7/1/2023	AND ENDING _6/30/2024
MM/DD/YY	MM/DD/YY

A.	REGISTRANT IDENTIFICATION

NAME OF FIRM: Thurston, Springer, Miller, Herd & Titak, Inc.

TYPE OF REGISTRANT (check all applicable boxes):
? Broker-dealer	? Security-based swap dealer	? Major security-based swap*
participant
? Check here if respondent is also an OTC derivatives dealer

ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use a P.O. box no.) 9000 Keystone Crossing, Suite 740
(No. and Street)
Indianapolis	IN	46240
(City)	(State)	(Zip Code)

PERSON TO CONTACT WITH REGARD TO THIS FILING

Matthew Reynolds
(317 - 581 - 4003)
mreynolds@thurstonspringer.com

(Name)
(Area Code ? Telephone Number)
(Email Address)

B.	ACCOUNTANT IDENTIFICATION
INDEPENDENT PUBLIC ACCOUNTANT whose reports are contained in this filing* Michael Coglianese CPA, P.C.
(Name ? if individual, state last, first, and middle name)
300 N. State St., Suite 5720
Chicago
IL
60654
(Address)
(City)
(State)
(Zip Code)
		10/20/2009
(Date of Registration with PCAOB)(if applicable)
		3874
(PCAOB Registration Number, if applicable)

* Claims for exemption from the requirement that the annual reports be covered* by the reports of an independent public accountant must be supported by a* statement of facts and circumstances relied on as the basis of the exemption. See 17 CFR 240.17a-5(e)(1)(ii), if applicable. Persons who are to respond to* the collection of information contained in this form are not required to* respond unless the form displays a currently valid OMB control number.



OATH OR AFFIRMATION



I, Matthew M. Reynolds


, swear (or affirm)
that, to the best of
my knowledge and
belief, the


financial report pertaining to the firm of


Thurston, Springer, Miller, Herd & Titak Inc.


, as of


 6/30	, 2_024	, is true and correct. I further swear (or affirm) that*
neither the company nor any partner, officer, director, or equivalent person,* as the case may be, has any proprietary interest in any account classified* solely as that of a customer.

This filing** contains (check all applicable boxes):
?	(a) Statement of financial condition.
?	(b) Notes to consolidated statement of financial condition.
?	(c) Statement of income (loss) or, if there is other comprehensive income*
in the period(s) presented, a statement of
comprehensive income (as defined in ? 210.1-02 of Regulation S-X).
?	(d) Statement of cash flows.
?	(e) Statement of changes in stockholders? or partners? or sole*
proprietor's equity.
?	(f) Statement of changes in liabilities subordinated to claims of creditors.
?	(g) Notes to consolidated financial statements.
?	(h) Computation of net capital under 17 CFR 240.15c3-1 or 17 CFR 240.18a-1,*
as applicable.
?	(i) Computation of tangible net worth under 17 CFR 240.18a-2.
?	(j) Computation for determination of customer reserve requirements pursuant*
to Exhibit A to 17 CFR 240.15c3-3.
?	(k) Computation for determination of security-based swap reserve requirements*
pursuant to Exhibit B to 17 CFR 240.15c3-3 or
Exhibit A to 17 CFR 240.18a-4, as applicable.
?	(l) Computation for Determination of PAB Requirements under Exhibit*
A to ? 240.15c3-3.
?	(m) Information relating to possession or control requirements for customers*
under 17 CFR 240.15c3-3.
?	(n) Information relating to possession or control requirements for*
security-based swap customers under 17 CFR
240.15c3-3(p)(2) or 17 CFR 240.18a-4, as applicable.
?	(o) Reconciliations, including appropriate explanations, of the FOCUS Report*
 with computation of net capital or tangible net worth under 17 CFR 240.15c3-1,*
 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve*
 requirements under 17 CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if*
 material differences exist, or a statement that no material differences exist.
?	(p) Summary of financial data for subsidiaries not consolidated in the*
statement of financial condition.
?	(q) Oath or affirmation in accordance with 17 CFR 240.17a-5, 17 CFR*
240.17a-12, or 17 CFR 240.18a-7, as applicable.
?	(r) Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR*
240.18a-7, as applicable.
?	(s) Exemption report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7,*
 as applicable.
?	(t) Independent public accountant's report based on an examination of the*
 statement of financial condition.
?	(u) Independent public accountant's report based on an examination of the*
 financial report or financial statements under 17
CFR 240.17a-5, 17 CFR 240.18a-7, or 17 CFR 240.17a-12, as applicable.
?	(v) Independent public accountant's report based on an examination of certain*
 statements in the compliance report under 17
CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
?	(w) Independent public accountant's report based on a review of the*
 exemption report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
?	(x) Supplemental reports on applying agreed-upon procedures, in accordance*
 with 17 CFR 240.15c3-1e or 17 CFR 240.17a-12, as applicable.
?	(y) Report describing any material inadequacies found to exist or found to*
 have existed since the date of the previous audit, or a statement that no*
 material inadequacies exist, under 17 CFR 240.17a-12(k).
?	(z) Other:
**To request confidential treatment of certain portions of this filing,*
 see 17 CFR 240.17a-5(e)(3) or 17 CFR 240.18a-7(d)(2), as applicable.



THURSTON, SPRINGER, MILLER, HERD & TITAK, INC.
D/B/A THURSTON SPRINGER FINANCIAL


C O N T E N T S
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
CONSOLIDATED STATEMENT OF OPERATIONS
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER?S EQUITY
CONSOLIDATED STATEMENT OF CASH FLOWS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SUPPLEMENTAL INFORMATION
SCHEDULE I - COMPUTATION OF NET CAPITAL AND AGGREGATE INDEBTEDNESS PER UNIFORM NET CAPITAL RULE 15c3-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
EXEMPTION REPORT


Report of Independent Registered Public Accounting Firm


CONSOLIDATED STATEMENT OF FINANCIAL CONDITION

JUNE 30, 2024

ASSETS

Cash
$ 6,431,959
Receivable from broker/dealers
795,104
Securities owned, at fair value
1,109
Office furniture, equipment, airplane and

leasehold improvements (net of accumulated

depreciation and amortization of $1,237,751)
273,920
Right-of-use assets ? operating
1,259,014
Due from related party
2,764,516
Other assets
	66,124

TOTAL ASSETS	$11,591,746

LIABILITIES AND SHAREHOLDER?S EQUITY

LIABILITIES
Accounts payable and other liabilities	$		2,000
Commissions payable		493,559
Deferred Revenue	2,887,643
Other liabilities	25,756
Lease liabilities	 1,341,293

Total Liabilities	$ 4,750,251

SHAREHOLDER?S EQUITY
Common stock, no par value; 22,000 shares
authorized,11,842 shares issued and outstanding
$ 168,542
Additional paid-in capital
18,370
Retained earnings
 6,654,583
Total Shareholder's Equity
$ 6,841,495
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY
$11,591,746


The accompanying notes are an integral part of these consolidated* financial statements.



CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2024



REVENUE
Commissions
$ 9,091,925
Interest and dividends
2,889,773
Other income
	637,036


Total Revenue	$ 12,618,734



OPERATING EXPENSES
Compensation and related benefits
$ 2,641,265
Commissions
6,030,316
Clearing charges and floor brokerage
483,623
Communications
52,738
Occupancy
212,428
Other operating expenses
 1,829,280
Total Operating Expenses
$ 11,249,650

NET INCOME

$	1,369,084














The accompanying notes are an integral part of these consolidated* financial statements.



THURSTON, SPRINGER, MILLER, HERD & TITAK, INC.
D/B/A THURSTON SPRINGER FINANCIAL

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER?S EQUITY

YEAR ENDED JUNE 30, 2024








Balance-Beginning
Common
Stock
Additional
Paid-in
Capital
Retained
Earnings
Total
Shareholder's
Equity
of Year
$ 168,542
$	18,370
$ 5,285,499
$ 5,472,411
Net Income
	-
	-
  1,369,084
	1,369,084
BALANCE-END
OF YEAR

$ 168,542

$	18,370

$ 6,654,583

$ 6,841,495











The accompanying notes are an integral part of these consolidated* financial statements.


YEAR ENDED JUNE 30, 2024



The accompanying notes are an integral part of these consolidated* financial statements.





NOTE I - NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES Organization - Thurston, Springer, Miller, Herd & Titak, Inc, doing business as Thurston Springer Financial (Thurston) was incorporated in the state* of Indiana on September 12, 1980. Thurston is registered with* the Securities and Exchange Commission (SEC) and the Financial*
Industry Regulatory Authority (FINRA), Thurston was registered with* and the Commodity Futures Trading Commission (CFTC) and the National Futures* Association (NFA) during the fiscal year that this report covers,* but subsequently deregistered from these organizations in August 2024.* Thurston is a fully-disclosed introducing broker-dealer whose* primary source of revenue is derived from commissions and brokerage services.* Effective December 2020, Thurston became a wholly-owned subsidiary* of Financial Services Holdings, LLC (Parent).
TSMHTA, LLC, a wholly owned subsidiary, provides business* transportation to its sole owner, Thurston.
T.S. Phillips, Inc. (TSP), was a broker dealer purchased by Parent* in April 2023. At the time, TSP was registered with FINRA and the SEC.*
In April 2024, FINRA approved a Continuing Membership Application (CMA)* filed by Thurston and TSP allowing for TSP to convey all business,* operations and clients to Thurston. This CMA allowed all clients of TSP* to be transferred to Thurston via a negative consent process.*
In June 2024, all TSP clients were moved to Thurston, and TSP effectively* shut down operations and filed a request to deregister with FINRA and the*
SEC. The request was subsequently approved in August 2024.
Basis of Presentation - The consolidated financial statements have been* prepared in conformity with accounting principles generally accepted* in the United States of America ("GAAP").
Basis of Consolidation - The consolidated financial statements* include all accounts of Thurston and its wholly-owned subsidiary,*
TSMHTA, LLC (collectively referred to as the Company).*
All intercompany balances and transactions have been eliminated in these consolidated financial statements.

Receivables - Receivables from clearing organizations are stated* at the amount billed and represents uncollateralized obligations* due under normal trade terms requiring payment within 30 days.*
Receivables from broker-dealer services are stated at amounts billed* directly from the investment companies and represent amounts due to the Company* within 30 days. Management reviews the account receivable and records* an allowance for bad debts when considered necessary.



NOTE 1 - NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -
(Continued)
Recognition of Revenue - The Company follows the revenue recognition guidance that requires an entity to follow a five step model to (a) identify the* contract(s) with a customer, (b) identify the performance* obligations in the contract, (c) determine the transaction price,*
(d) allocate the transaction price to the performance obligations in the* contract, and (e) recognize revenue when (or as) the entity* satisfies the performance obligation.
Revenues are recognized when control of the promised services is* transferred to customers, in an amount that reflects the consideration* the Company expects to be entitled to in exchange for those services.*
Revenues are analyzed to determine whether the Company is the principal*
(i.e., reports revenue on a gross basis) or agent
(i.e., reports revenues on a net basis) in the contract.*
Principal or agent designations
depend primarily on the control an entity has over the product* or service before control is transferred to a customer.*
The indicators of which party exercises control include primary responsibility* over performance obligations, inventory risk before the good or* service is transferred and discretion in establishing the price.*
Securities Transactions - Securities are recorded at cost on trade date and subsequently measured at fair value. The resulting change in* unrealized gains and losses are included in other income on the*
Statement of Operations. Realized gains and losses are recorded* using the average cost method. significant Judgments - The* recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to* determine whether performance obligations are satisfied at* a point in time or over time; how to allocate transaction prices* where multiple performance obligations are identified; when to recognize* revenue based on the appropriate measure of the Company's progress under* the contract; and whether constraints on variable consideration should be* applied due to uncertain future events. Concentrations of Credit Risk -*
The Company is engaged in various brokerage activities in which* the counterparties primarily include broker/dealers, banks, other financial institutions and the Company's own customers. In the event the counterparties do not fulfill their obligations, the Company may be* exposed to risk. The risk of default depends on the creditworthiness* of the counterparty or issuer of the instrument.
It is the Company's policy to review, as necessary, the credit standing of* each counterparty.



NOTE 1 - NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -
(Continued)
In addition, most of the Company's cash is on deposit at three financial* institutions and the balance at times may exceed the federally insured limit.* The Company believes it is not exposed to any significant credit* risk to cash. As of June 30th 2024 the cash balance is $6,431,959,* which exceeds the $250,000 FDIC Insured limit by $6,181,959.
Depreciation and Amortization - Depreciation of office furniture and equipment* is provided for using the straight-line method over five and seven-year* periods. Depreciation of the airplane is over seven years.*
Leasehold improvements are being amortized over the lesser fifteen-year period,* or the lease term. Estimates -The preparation of financial statements* in conformity with GAAP requires management to make estimates* and assumptions that affect the reported amounts of assets and liabilities* and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and* expenses during the reporting period. Actual results could differ* from those estimates. Leases - The Company recognizes leases in* accordance with ASC 842.*Upon adoption of the standard, the Company* also adopted the practical expedient and made an accounting policy* election allowing lessees to not recognize right-of-use (ROU) assets* and liabilities for leases with a term* of 12 months or less.*
Disclosures related to the amount, timing, and uncertainty of cash flows* arising from leases are included in Note 9. Interest income - *
The Company earns interest income from debit and credit balances in client* margin accounts held at their clearing broker/dealer.

NOTE 2 - REGULATORY REQUIREMENTS
As a registered broker/dealer and member of FINRA and National Futures Association, Thurston is subject to the Securities and Exchange Commission* Union Net Capital Rule (rule 15c3-1), which requires the maintenance* of minimum net capital and requires that the ratio of aggregate indebtedness* to net capital, both as defined, shall not exceed 1500%. At June 30, 2024,* Thurston's net capital and required net capital were $3,516,355 and $100,000,* respectively. The ratio of aggregate indebtedness to net capital was 14.83%.



NOTE 2 - REGULATORY REQUIREMENTS-(Continued)
The Company does not carry the accounts of its customers and accordingly* is exempt from Rule 15c3-3 from preparing the Computation for*
Determination of Reserve Requirements pursuant to subparagraph (k)(2)(ii).
NOTE 3 - OFFICE FURNITURE, EQUIPMENT, AIRPLANE AND LEASEHOLD
IMPROVEMENTS
Office furniture, equipment, airplane and leasehold improvements* at June 30, 2024, consists of:

Equipment

$	465,730
Furniture
and fixtures
409,011
Airplane

578,047
Leasehold
improvements
	58,882
Total

1,511,670
Less: accumulated depreciation
and amortization
 1,237,750
Net

$	273,920

NOTE 4 - OFF-BALANCE-SHEET RISK AND CLEARING AGREEMENT
Thurston's customers may sell securities that they do not currently own* and will, therefore, be obligated to purchase such securities at a future date. In order to facilitate securities transactions, Thurston entered into* an agreement with another broker/dealer (Clearing Broker/dealer).
Under the terms of the agreement Thurston forwards (introduces) customer* securities transactions to the Clearing Broker/dealer, fully disclosing* the customer name and other information. The processing and, if applicable,* any financing pertaining to the introduced securities transactions are* performed by the Clearing Broker/dealer. The customer account is therefore* maintained and recorded in the books and records of the Clearing*
Broker/dealer on Thurston's behalf. In consideration for introducing customers* to the Clearing Broker/dealer, Thurston receives commissions and other* consideration, less the processing and other charges of the Clearing* Broker/dealer. As part of the terms of the agreement between Thurston* and Clearing Broker/dealer, Thurston is held responsible for any losses* arising when the customers introduced by Thurston to the





NOTE 4 - OFF-BALANCE-SHEET RISK AND CLEARING AGREEMENT - (Continued)
Clearing Broker/dealer fail to meet their contractual commitments* pertaining to the purchase, sale and possible financing of securities* transactions. Thurston may therefore be exposed to off-balance-sheet risk* in the event the customer is unable to fulfill its contracted obligations,* and it is necessary for the Clearing Broker/dealer to purchase or sell* the securities at a loss. As the Company's customer securities activities* are transacted on either a cash or margin basis, this would include any* unmet margin contract agreements. The Company and Clearing Broker/dealer* monitors required margin levels daily and, pursuant to such guidelines,* requires the customer to deposit additional collateral or to reduce margin positions when necessary. The margin account balances held by clients of the company at the Clearing Broker/dealer as of June 30, 2024, was $166,966,039.
Thurston's exposure to risk would consist of the amount of the* loss realized and any additional expenses incurred pertaining to the* transaction or other customer activity. The Securities and Exchange Commission,* Federal Reserve Board and Thurston impose rules to minimize this risk.
Under terms of the agreement Thurston is required to maintain a $100,000* deposit with the Clearing Broker/dealer. In addition, Thurston is restricted* from entering into another agreement for similar services without prior* written consent from Clearing Broker/dealer. Effective May 1, 2023,*
Thurston received a relationship extension award of $3,700,000 from the* Clearing Broker/dealer. The award was netted against the prior agreement's* outstanding balance of $234,828. The award is amortized over the life of the agreement ending April 30, 2030. At June 30, 2024,
$2,887,643 is recorded in deferred revenue on the Statement of*
Financial Condition.

NOTE 5 - FAIR VALUE MEASUREMENT
FASB ASC 820 defines fair value, creates a framework for measuring fair value,* and establishes a fair value hierarchy which prioritizes the inputs* to valuation techniques. Fair value is the price that would be received* to sell an asset or paid to transfer a liability in an orderly transaction* between market participants at the measurement date. A fair value measurement* assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a* principal market, the most advantageous market. Valuation techniques that* are consistent with the market, income or cost approach, as specified by*
FASB ASC 820, are used to measure fair value.





NOTE 5 - FAIR VALUE MEASUREMENT - (Continued)
The fair value hierarchy prioritizes the inputs to valuation techniques used* to measure fair value into three broad levels:
? Level 1 inputs are quoted prices (unadjusted) in active markets for identical* assets or liabilities the Company has the ability to access.
? Level 2 inputs are inputs (other than quoted prices included within level 1)* that are observable for the asset or liability, either directly or indirectly.
? Level 3 inputs are unobservable inputs for the asset or liability and rely on management's own assumptions about the assumptions that market participants would use in pricing the asset or liability.
Securities owned consist of a restricted foreign bond and is included* in securities owned, at fair value on the Statement of Financial Condition.*
The restricted security is held at the Company's Clearing Broker/dealer and* is valued by the financial institution and considered as a Level 2 input.

NOTE 6 -401(k) PLAN
Thurston has adopted a 401(k) Plan. Employees become eligible for the plan on* the date they start their employment. Thurston may match employee* contributions up to a determinable percentage of an employee's compensation and* is permitted to make additional discretionary contributions.*
Only participants actively employed on the last day of plan year are eligible* to share in the discretionary contribution. Thurston's matching contributions* and profit-sharing contributions to the plan for the year ended June 30, 2024, totaled $188,240. This amount is included in compensation and related* benefits on the consolidated statement of operations.




NOTE 7- INCOME TAXES
The Company's Parent files a consolidated tax return. Accordingly,* substantially all income taxes are reported by the Parent and are allocated* to the Company based on relative income. These taxes totaling $164,791,* are reported in other operating expenses on the Statement of Operations. Thurston accounts for any potential interest or penalties related to possible* future liabilities for unrecognized income tax benefits as other expense.* Thurston is no longer subject to examination by tax authorities for federal,* state or local income taxes for periods before 2020.

NOTE 8-RELATED PARTY INFORMATION
Thurston is a wholly owned subsidiary of Financial Services Holdings,*
LLC (Parent) and an affiliate of Thurston Springer Advisors, LLC (TSA)* registered investment advisors, Thurston Springer Insurance, LLC (TSI),* a general insurance agency and Bristal Lane Group, LLC (BLG) a tax,* accounting and consulting company. Thurston has an expense sharing agreement* with the Parent. Substantially all expenses of Thurston are paid by* the Parent and are allocated to Thurston. Expenses that directly relate to Thurston are allocated at I 00%. These would include expenses* that are only for the operation of Thurston including the cost of the annual* financial audit, FINRA fees and regulatory expenses. Shared services are* allocated based on estimated usage or time spent. Allocated expenses include* payroll, rent and general administrative costs. Thurston advances funds to its* Parent as needed to pay expenses. The total shared (allocated) expenses paid by Thurston for the year was $4,040,549. At June 30, 2024,* the Company has a balance of $2,764,516 due from the Parent.
Thurston collects and remits all investment advisory fees to TSA.*
Also, Thurston is the lessee for office space, and allocates a* portion of expenses to TSA (See Note 9).

NOTE 9 - LEASE COMMITMENTS
The Company has obligations as a lessee for office space with the* initial noncancelable terms in excess of one year. The Company classified* these leases as operating leases. The leases contain renewal options since* the Company exercised or it is probable Thurston will exercise, the renewal* options, the optional periods are included in determining the lease terms, and* associated payments under these renewal options are included in the lease* payments. The Company's leases do not include termination options for either* party to the leases or restrictive financial or other covenants.
Payments due under the lease contracts include fixed payments.
The Company's office space leases require it to make variable payments for the Company's proportionate share of the building's property* taxes, insurance, and common area maintenance. These variable lease payments* are not included in lease payments used to determine lease liabilities and* are recognized as variable costs when incurred.


NOTE 9 - LEASE COMMITMENTS - (Continued)
Operating leases are included in ROU assets and lease liabilities, on the* Statement of Financial Condition. These assets and liabilities are recognized* at the commencement date based on the present value of remaining lease* payments over the lease terms using the Company's incremental borrowing rates.* Short-term operating leases, which have an initial term of 12 months or less,* are not recorded on the Statement of Financial Condition.
The Company leases its office space under operating agreements that expire* at various dates through September 2029.
The components of lease cost for the year ended June 30, 2024, are as follows:

Operating lease cost
$	350,172
Less: Allocation to
  (188,872)
TSA
Net lease cost
$ 161,440
Other information related to the lease at June 30, 2024:
ROU assets obtained in exchange for lease obligation: $65,681
Weighted average remaining lease term:
Operating leases -2.6 years
Weighted average discount rate:
Operating leases -4.75 %
Amounts disclosed for ROU asset obtained in exchange for the lease* obligation and reductions to ROU asset resulting from reductions to the lease* obligation include amounts added to or reduced from the carrying amount of* ROU asset resulting from new leases, lease modifications or reassessments.* Maturities of lease liability under noncancelable operating lease as of*
June 30, 2024, are as follows:


NOTE 9 - LEASE COMMITMENTS ? (Continued)
Year Ended
June 30,2024	Total
2025	376,260
2026	349,684
2027	356,678
2028	363,811
Thereafter	 464,315
Total undiscounted lease payments	$1,910,748
Less: Imputed interest	 (569,455)
Total lease liability	$1,341,293

NOTE 10 ? REVENUE FROM CONTRACTS WITH CUSTOMERS
The following table presents commission revenue by major source:
Commission Income Trailing:


Sales based commission revenue - Commissions arising from* sales-based securities transactions are recorded on a trade date basis*
(point in time). railing commission revenue is generally based on a percentage* of the current market value of clients' investment holdings in trail-eligible* assets, and is recognized over the period during which services, such as* on-going support, are performed. As trailing commission revenue is based on the* market value of clients' investment holdings, this variable consideration is* constrained until the market value is determinable. Other commission Income is* made up of commodities, certificates of deposit and mutual fund sales income.


NOTE 11 - CONTINGENCIES
The Company, from time to time, is involved in certain claims, arbitrations* and routine regulatory examinations incidental to its business operations.* Management is of the opinion that any claims or examinations, either* individually or in aggregate, to which the Company is a party will not have a* material adverse effect on the Company's financial position or operations.* The Company is currently negotiating with FINRA to close two examinations and* expects the final costs associated with undertakings and sanctions to be* under $200,000.

NOTE12-SUBSEQUENTEVENTS
The Company has evaluated subsequent events for potential recognition and/or disclosure through September 28, 2024, the date the financial statements were available to be issued, noting none.




SUPPLEMENTAL INFORMATION





NOTE: The Company is exempt from the provisions of SEC Rule 15c3-3 pursuant to subparagraph k(2)(ii) of that rule. Therefore the Computation for* Determination of the Reserve Requirements under Exhibit A of Rule 15c3-3* and the Information Relating to the Possession or Control Requirements under* Rule 15c3-3 have not been provided.


THURSTON, SPRINGER, MILLER, HERD & TITAK, INC.
D/B/A THURSTON SPRINGER FINANCIAL

SCHEDULE I - COMPUTATION OF NET CAPITAL AND AGGREGATE INDEBTEDNESS PER UNIFORM NET CAPITAL RULE 15c3-1

JUNE 30, 2024

COMPUTATION OF NET CAPITAL











of total aggregate indebtedness)
$	34,754
Minimum dollar net capital requirement
$ 100,000
Net capital requirement
$ 100,000
COMPUTATION OF AGGREGATE INDEBTEDNESS
Total liabilities from statement of
financial condition


$4,750,251
Exclusions:
Deferred revenue	(2,887,643)
Lease liabilities (to the extent of
the ROU assets)	 (1,341,293)
TOTAL AGGREGATED INDEBTEDNESS	$ 521,315

Percentage of Aggregate Indebtedness to
Net Capital		14.83%
NOTE: There are no material differences between the computations above and the computations included in the Company?s corresponding unaudited Form X-
17A-5 Part IIA filing, as filed June 30, 2024.


See accompanying Report of Independent Registered Public Accounting Firm








Report of Independent Registered Public Accounting Firm


Thurston, Springer, Miller, Herd & Titak's Exemption Report


Thurston, Springer, Miller, Herd & Titak (the "Company") is a registered* broker-dealer subject to Rule 17a-5 promulgated by the Securities and* Exchange Commission (17 C.F.R. ?240.17a-5, "Reports to be made by certain* brokers and dealers"). This Exemption Report was prepared as required by* 17 C.F.R.240.17a-5(d)(I) and (4). To the best of its knowledge and belief, the Company states the following:

1)The Company claimed an exemption from 17 C.F.R. ? 240.15c3-3 under* the following provisions of 17 C.F.R. ?240.15c3-3 (k)(2)(ii):

2)The Company met the identified exemption provisions in 17 C.F.R.* 240.15c3-3 (k) throughout the most recent fiscal year without exception.

3)The Company is also filing this Exemption Report because the Company's other business activities contemplated by Footnote 74 of the SEC Release*
No. 34-70073 adopting amendments to 17 C.F.R. ? 240.17a-5 are limited* to effecting securities transactions via subscriptions on a* subscription way basis where the funds are payable to the issuer or its agent* and not to the Company and participating in distributions of securities*
(other than firm commitment underwritings) in accordance with the requirements* of paragraphs (a) or (b)(2) of Rule 15c2-4, and the Company did not directly* or indirectly receive, hold, or otherwise owe* funds or securities for or to customers, (other than money or other* consideration received and promptly transmitted in compliance with paragraph*
(a) or (b)(2) of Rule 15c2-4 and/or funds received and promptly transmitted* for effecting transactions via subscriptions on a subscription way basis where* the funds are payable to the issuer or its agent and not to the Company;* did not carry accounts of or for customers; and did not carry PAB accounts (as defined in rule 15c3-3 throughout the most recent* fiscal year without exception.



Thurston, Springer, Miller, Herd & Titak
I, Matthew M. Reynolds, swear (or affirm) that, to my best knowledge* and belief, this Exemption Report is true and correct.

By:
Title: President
Date:   9/16/2024